UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10341
                                                    --------------------

                     UBS Tamarack International Fund L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                   Date of reporting period: December 31, 2004
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM





                                   YEAR ENDED
                               DECEMBER 31, 2004

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



                                   YEAR ENDED
                                DECEMBER 31, 2004





                                    CONTENTS




Report of Independent Registered Public Accounting Firm.......................1

Statement of Assets, Liabilities and Members' Capital.........................2

Statement of Operations.......................................................3

Statements of Changes in Members' Capital.....................................4

Notes to Financial Statements.................................................5

Schedule of Portfolio Investments............................................13

[LOGO OMITTED]ERNST & YOUNG

                    [ ] ERNST & YOUNG LLP              [ ] Phone: (212) 773-3000
                        5 Times Square                     www.ey.com
                        New York, New York 10036-6530



             Report of Independent Registered Public Accounting Firm

To the Members and Board of Directors of UBS Tamarack International Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Tamarack International Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2004, and the related statement of operations for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS Tamarack International Fund, L.L.C. at December 31, 2004, the results of its operations for the year then ended and the changes in its members' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst & Young LLP

New York, New York
February 14, 2005

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

-----------------------------------------------------------------------------------------------------

                                                                                    DECEMBER 31, 2004

-----------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $353,847,640)                             $    410,589,751
Foreign cash, at value (cost $7,848,019)                                                   8,087,425
Cash and cash equivalents                                                                 29,406,674
Due from broker                                                                           32,887,298
Unrealized gain on forward foreign currency exchange contracts                               208,196
Receivables:
  Investments sold, not settled                                                              527,865
  Dividends                                                                                  321,883
  Interest                                                                                    25,390
Other assets                                                                                   2,455
-----------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                             482,056,937
-----------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $36,894,652)              40,249,864
Unrealized loss on forward foreign currency exchange contracts                             9,704,139
Payables:
 Withdrawals payable                                                                         800,318
  UBS Admin fee                                                                              440,700
  Professional fees                                                                          140,044
  Administration fee                                                                          74,043
  Other                                                                                      186,239
-----------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                         51,595,347
-----------------------------------------------------------------------------------------------------

NET ASSETS                                                                          $    430,461,590
-----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                           $    386,353,177
Accumulated net unrealized appreciation on investments and
  other assets and liabilities denominated in foreign currencies                          44,108,413
-----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                    $    430,461,590
-----------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.     2

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS

-----------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31, 2004

-----------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less foreign withholding taxes of $773,848)                              $      3,366,565
Interest                                                                                     451,558
-----------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                    3,818,123
-----------------------------------------------------------------------------------------------------

EXPENSES

UBS Admin fee                                                                              4,270,372
Custody fee                                                                                  546,858
Administration fee                                                                           365,349
Professional fees                                                                            256,289
Miscellaneous                                                                                224,873
-----------------------------------------------------------------------------------------------------


TOTAL EXPENSES                                                                             5,663,741
-----------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                       (1,845,618)
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REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
              AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from:
  Investments                                                                             28,401,336
  Foreign currency transactions                                                           (8,343,022)
Change in net unrealized appreciation/depreciation from:
  Investments                                                                             26,531,547
  Other assets and liabilities denominated in foreign currencies                          (5,346,516)
-----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS,
                  AND FOREIGN CURRENCY TRANSACTIONS                                       41,243,345
-----------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                            $     39,397,727
-----------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.     3

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                          YEARS ENDED DECEMBER 31, 2004 AND 2003

------------------------------------------------------------------------------------------------------------------------------------


                                                                         MANAGER               MEMBERS                 TOTAL
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2003                                  $   1,059,230        $   137,106,301        $   138,165,531

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                              11,134               (422,933)              (411,799)
  Net realized gain from investments,
             equity swaps, and foreign currency transactions               154,643             19,192,470             19,347,113
  Change in net unrealized appreciation/depreciation
             from investments, equity swaps, and other assets
             and liabilities denominated in foreign currencies             185,259             23,112,402             23,297,661
Incentive allocation                                                     8,090,657                      -              8,090,657
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
             DERIVED FROM OPERATIONS                                     8,441,693             41,881,939             50,323,632
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                           -             61,957,159             61,957,159
  Proceeds from Members' withdrawals                                      (150,297)           (16,303,204)           (16,453,501)
  Offering costs                                                              (139)               (20,047)               (20,186)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
             FROM CAPITAL TRANSACTIONS                                    (150,436)            45,633,908             45,483,472
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2003                                    9,350,487            224,622,148            233,972,635
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                               2,031             (1,481,083)            (1,479,052)
  Net realized gain from investments
             and foreign currency transactions                             105,803             15,968,648             16,074,451
  Change in net unrealized appreciation/depreciation
             from investments, and other assets and
             liabilities denominated in foreign currencies                  70,994             16,906,392             16,977,386
Incentive allocation                                                     7,824,942                      -              7,824,942
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
             DERIVED FROM OPERATIONS                                     8,003,770             31,393,957             39,397,727
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                           -            182,199,954            182,199,954
  Members' withdrawals                                                  (8,077,097)           (16,896,147)           (24,973,244)
  Offering costs                                                              (548)              (134,934)              (135,482)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
             FROM CAPITAL TRANSACTIONS                                  (8,077,645)           165,168,873            157,091,228
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2004                                $   9,276,612        $   421,184,978        $   430,461,590
------------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.     4

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

    1.  ORGANIZATION

        UBS Tamarack International Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 14, 2001. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund will seek to achieve its investment objective by investing, both long and short, primarily in equity securities of foreign issuers, with emphasis on mid-sized capitalization issuers in the developed markets outside the United States. The Fund commenced operations on July 2, 2001.

        The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Tamarack Management, L.L.C. (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

        The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and ReachCapital Management L.L.C. ("RCMLLC"). UBSFA is the Managing Member of the Adviser and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by RCMLLC manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. RCMLLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

        Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

        The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

    2.  SIGNIFICANT ACCOUNTING POLICIES

        a.  PORTFOLIO VALUATION

        Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

    2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        a.  PORTFOLIO VALUATION (CONTINUED)

        determined from time to time pursuant to policies established by the Directors.

        Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Listed options are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

        If market quotations are not readily available, the securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities as of December 31, 2004.

        Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

        All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

        On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith, pursuant to policies established by the Directors.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

    2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        a.  PORTFOLIO VALUATION (CONTINUED)

        Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

        b.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

        Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

        c.  FUND COSTS

        The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

        d.  INCOME TAXES

        No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

        The Fund has reclassified $1,845,618 and $20,058,314 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

    2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        d.  INCOME TAXES (CONTINUED)

        ended December 31, 2004. The reclassification was to reflect, as an adjustment to net contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

        e.  CASH AND CASH EQUIVALENTS

        Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

        f.  USE OF ESTIMATES

        The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

    3.  RELATED PARTY TRANSACTIONS

        UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly fee (the "UBS Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Adviser's capital account. The UBS Admin Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital account, excluding the Adviser's capital account. A portion of the UBS Admin Fee is paid by UBSFA to RCMLLC.

        UBS Financial  Services Inc. ("UBS FSI"),  a wholly-owned  subsidiary of
        UBS Americas, Inc., acts as a placement agent for the Fund. The Fund also may distribute interests through brokers or dealers with which it has entered into distribution agreements. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

        The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the year ended December 31, 2004, UBS FSI and its affiliates earned brokerage commissions of $556,516 from portfolio transactions executed on behalf of the Fund.

        The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBS Admin Fee which is similarly allocated to all Members other than the Adviser as described above. Upon a

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

    3.  RELATED PARTY TRANSACTIONS (CONTINUED)

         Member's withdrawal from the Fund and generally, at the end of each fiscal year thereafter, the Adviser is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as net increase in Member Capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the years ended December 31, 2004 and December 31, 2003 was $7,824,942 and $8,090,657, respectively, and has been recorded as an increase to the Adviser's capital account; such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the fund.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the year ended December 31, 2004 were $21,875.

         As described in the prospectus, certain brokerage arrangements provide that RCMLLC receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by RCMLLC for research and related services that would then be paid for or provided by the broker. The research services obtained by RCMLLC through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by RCMLLC.

    4.  ADMINISTRATION AND CUSTODIAN FEES

        PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

        PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
        (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

    5.  SECURITIES TRANSACTIONS

        Aggregate purchases and proceeds from sales of investment securities for the year ended December 31, 2004 amounted to $1,605,179,464 and $1,464,542,605, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $298,995,707 and $296,303,880, respectively. Net realized losses resulting from short positions was $15,665,455 for the year ended December 31, 2004.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

    5.  SECURITIES TRANSACTIONS (CONTINUED)

        At December 31, 2004, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accumulated net unrealized appreciation on investments was $44,131,503, consisting of $58,559,231 gross unrealized appreciation and $14,427,728 gross unrealized depreciation.

    6.  SHORT-TERM BORROWINGS

        The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the custodian. The Fund had no borrowings outstanding during the year ended December 31, 2004.

    7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

        In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, equity swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

        Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

        Securities sold, not yet purchased represent obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co.,
        Incorporated)   is  primarily   related  to  securities  sold,  not  yet
        purchased; its use is therefore restricted until the securities are purchased.

        From time to time the Fund may enter into equity swap contracts whereby the Fund makes or receives payments based on the performance of the security and notional amounts of the swap contract. The Fund is subject to the market risk associated with changes in the value of the underlying equity securities, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized in the Statement of Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount, represents

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

    7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

        the approximate future cash to be received or paid, respectively. At December 31, 2004, the Fund had no outstanding equity swap contracts.

        The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

        At December 31, 2004, the Fund had outstanding forward foreign currency exchange contracts to purchase foreign currencies as follows:

                                            VALUE ON
        OPEN FOREIGN CURRENCY               SETTLEMENT                                    UNREALIZED
        PURCHASE CONTRACTS                  DATE                CURRENT VALUE        GAIN            LOSS
        ----------------------------------------------------------------------------------------------------

        Japanese Yen
           expiring 01/28/05                $  6,258,147        $  6,441,607         $ 183,460     $       -
           -------------------------------------------------------------------------------------------------
                                                                                     $ 183,460     $       -
                                                                                     =======================

          At December 31, 2004, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies as follows:

                                            VALUE ON
        OPEN FOREIGN CURRENCY               SETTLEMENT                                    UNREALIZED
        SALE CONTRACTS                      DATE                CURRENT VALUE        GAIN            LOSS
        ----------------------------------------------------------------------------------------------------


        British Pounds
           expiring 01/28/05                $  14,792,399       $  15,291,851      $  24,736     $   524,188
           -------------------------------------------------------------------------------------------------

        Euros
           expiring 01/28/05                $ 163,648,563       $ 172,515,240      $       -     $ 8,866,677
           -------------------------------------------------------------------------------------------------

        Japanese Yen
           expiring 01/28/05                $   9,870,583       $  10,183,857      $       -     $   313,274
           -------------------------------------------------------------------------------------------------

                                                                                   $  24,736     $ 9,704,139
                                                                                   =========================

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

    7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

        In addition, the Fund had outstanding one Taiwan Dollar denominated forward foreign currency exchange contract to hedge the settlement of foreign denominated securities trades, which were still outstanding as of December 31, 2004. The unrealized gain on this open contract was $239,406 and has been included in Change in net unrealized appreciation/depreciation from Investments on the Statement of Operations.

        During the year ended December 31, 2004, the Fund did not trade any futures contracts or engage in option transactions.

    8.  INDEMNIFICATION

        In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels the likelihood of such an event is remote.

    9.  FINANCIAL HIGHLIGHTS

        The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                                                               FOR THE PERIOD
                                                                                                                JULY 2, 2001
                                                                                                               (COMMENCEMENT
                                                                                                               OF OPERATIONS)
                                                                          YEARS ENDED                             THROUGH
                                                                          DECEMBER 31,                           DECEMBER 31,
                                                       2004                   2003              2002                2001
                                                       ----                   ----              ----                ----
        Ratio of net investment loss to
        average net assets***                         (0.55%)               (0.28%)            (0.28%)             (0.84%)*
        Ratio of total expenses to average
        net assets***                                  1.68%                 2.13%              2.29%               2.53%*
        Portfolio turnover rate                      402.73%               548.82%            669.30%             375.17%
        Total return pre incentive                    11.83%                31.49%             (4.30%)             (4.09%)
        allocation**
        Total return post incentive                    9.46%                25.19%             (4.30%)             (4.09%)
        allocation***
        Net asset value at end of period           $430,461,590         $233,972,635         $138,165,531        $74,232,659

    *   Annualized.
    ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of sales loads, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.
    *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004


        SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (95.38%)
                    ----------------------------------
                    COMMON STOCK (95.38%)
                    ---------------------
                    ADVERTISING SERVICES (0.87%)
                    ----------------------------
           35,769   IPSOS - (France) **, (a)                                                          $         3,743,663
                                                                                                      ---------------------
                    AEROSPACE/DEFENSE (0.61%)
                    -------------------------
           54,616   Thales SA (France) **                                                                       2,622,043
                                                                                                      ---------------------
                    AIRLINES (1.08%)
                    ----------------
          838,542   Iberia Lineas Aer De Espana (Spain) **                                                      2,906,459
          246,390   Ryanair Holdings PLC - (Ireland) *, **                                                      1,758,254
                                                                                                      ---------------------
                                                                                                                4,664,713
                                                                                                      ---------------------
                    AIRPORT DEVELOP/MAINT (0.62%)
                    -----------------------------
           20,706   Unique Zurich Airport - (Switzerland) **                                                    2,676,794
                                                                                                      ---------------------
                    APPAREL MANUFACTURERS (0.70%)
                    -----------------------------
           26,879   Hugo Boss PFD - (Germany) **                                                                  895,114
          107,132   Marzotto Spa (Italy) **                                                                     2,108,565
                                                                                                      ---------------------
                                                                                                                3,003,679
                                                                                                      ---------------------
                    APPLIANCES (0.65%)
                    ------------------
          351,630   Fourlis SA - (Greece) **                                                                    2,781,686
                                                                                                      ---------------------
                    APPLICATIONS SOFTWARE (0.30%)
                    -----------------------------
          254,850   Iona Technologies Plc - ADR (Ireland) *                                                     1,286,993
                                                                                                      ---------------------
                    ATHLETIC FOOTWEAR (1.78%)
                    -------------------------
           18,822   Adidas-Salomon AG - (Germany) **, (a)                                                       3,038,076
           16,749   Puma AG Rudolf Dassler Sport - (Germany) **, (a)                                            4,605,577
                                                                                                      ---------------------
                                                                                                                7,643,653
                                                                                                      ---------------------
                    AUTO - CARS/LIGHT TRUCKS (1.28%)
                    --------------------------------
            8,623   Porsche AG - (Germany) **                                                                   5,502,920
                                                                                                      ---------------------
                    BROADCAST SERVICES/PROGRAMMING (1.02%)
                    --------------------------------------
           72,316   Grupo-Televisa SA - ADR (Mexico) **                                                         4,375,118
                                                                                                      ---------------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (7.50%)
                    --------------------------------------------------------
          162,236   Fls Industries A/S (Denmark) **                                                             3,053,477
           44,560   Heijmans N.V. (Netherlands) **                                                              1,459,693
          468,853   Kingspan Group Plc (Ireland) **                                                             4,492,883
          174,983   Koninklijke Bam Groep NV (Netherlands) **                                                   8,795,530
           75,609   Pfleiderer AG (Germany) **                                                                    872,530
            6,446   Sika AG - (Switzerland) **                                                                  3,866,126
          180,591   Wienerberger AG - (Austria) **                                                              8,628,209
           45,542   Yit-Yhtyma Oyj (Finland) **                                                                 1,136,538
                                                                                                      ---------------------
                                                                                                               32,304,986
                                                                                                      ---------------------
                    BUILDING - HEAVY CONSTRUCTION (2.87%)
                    -------------------------------------
           92,029   Vinci SA -  (France) **, (a)                                                               12,358,931
                                                                                                      ---------------------



    The preceding notes are an integral part of these financial statements.
                                                                              13

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004


        SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    BUILDING - RESIDENTIAL/COMMERCIAL (0.35%)
                    -----------------------------------------
           64,411   Desarrolladora Homex-ADR (Mexico) *                                               $         1,523,320
                                                                                                      ---------------------
                    BUILDING PRODUCTS - CEMENT/AGGREGATE (2.55%)
                    --------------------------------------------
          872,720   Cementir SpA (Italy) **                                                                     4,614,490
          164,260   CRH PLC (Ireland) **                                                                        4,398,426
          278,691   Siam Cement Public Company Limited (Thailand) **                                            1,979,890
                                                                                                      ---------------------
                                                                                                               10,992,806
                                                                                                      ---------------------
                    BUILDING PRODUCTS - WOOD (0.89%)
                    --------------------------------
          114,570   Travis Perkins Plc (United Kingdom) **                                                      3,811,960
                                                                                                      ---------------------
                    CELLULAR TELECOMMUNICATIONS (2.63%)
                    -----------------------------------
        1,750,203   China Mobile (Hong Kong) Ltd.  - (Hong Kong) **                                             5,933,312
          144,006   Cosmote Mobile Telecommunications SA - (Greece) **                                          2,889,124
        1,525,683   Digi.com Berhad - (Malaysia) *, **                                                          2,489,272
                                                                                                      ---------------------
                                                                                                               11,311,708
                                                                                                      ---------------------
                    COMMERCIAL BANKS - NON US (10.05%)
                    ----------------------------------
          176,356   Alpha Bank A. E. - (Greece) **                                                              6,151,006
          324,658   Anglo Irish Bank Corp PLC (Ireland) **                                                      7,877,050
          760,075   Bank of Ireland - (Ireland) **                                                             12,552,550
           28,345   Komercni Banka A.S. (Czech Republic) **                                                     4,153,318
              258   Mitsubishi Tokyo Financial Group - (Japan) **                                               2,618,523
           89,793   National Bank Of Greece S.A. (Greece) **                                                    2,963,401
          110,160   Piraeus Bank S.A. (Greece) **                                                               1,925,591
          149,314   Royal Bank Of Scotland Group (United Kingdom) **                                            5,022,425
                                                                                                      ---------------------
                                                                                                               43,263,864
                                                                                                      ---------------------
                    COMMERCIAL SERVICES (1.14%)
                    ---------------------------
          234,892   Intertek Group Plc - (United Kingdom) **                                                    3,179,334
            2,465   SGS SA (Switzerland) **                                                                     1,726,649
                                                                                                      ---------------------
                                                                                                                4,905,983
                                                                                                      ---------------------
                    COMPUTERS (0.63%)
                    -----------------
           33,558   Wincor Nixdorf AG (Germany) **, (a)                                                         2,702,612
                                                                                                      ---------------------
                    COMPUTERS - PERIPHERAL EQUIPMENT (0.63%)
                    ----------------------------------------
          551,391   Domino Printing Sciences Plc (United Kingdom) **                                            2,715,350
                                                                                                      ---------------------
                    CONTAINERS - PAPER/PLASTIC (0.32%)
                    ----------------------------------
          275,044   M.J. Maillis S.A. (Greece) **                                                               1,390,735
                                                                                                      ---------------------
                    DISTRIBUTION/WHOLESALE (1.00%)
                    ------------------------------
          378,094   Esprit Holdings Ltd. - (Hong Kong) **                                                       2,286,261
           53,385   Inchcape Plc (United Kingdom) **                                                            2,003,756
                                                                                                      ---------------------
                                                                                                                4,290,017
                                                                                                      ---------------------
                    DIVERSIFIED MANUFACTURING OPERATIONS (1.06%)
                    --------------------------------------------
           94,421   Aalberts Industries NV  - ( Netherlands) **, (a)                                            4,581,799
                                                                                                      ---------------------



    The preceding notes are an integral part of these financial statements.
                                                                              14

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004


        SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES (0.66%)
                    --------------------------------------------------
        1,808,300   PHS Group PLC - (United Kingdom) **                                               $         2,846,841
                                                                                                      ---------------------
                    ELECTRIC - INTEGRATED (0.29%)
                    -----------------------------
          497,207   Aem Torino SpA (Italy) **                                                                   1,257,041
                                                                                                      ---------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.41%)
                    ----------------------------------------------
          110,747   Perlos Oyj (Finland) **                                                                     1,771,771
                                                                                                      ---------------------
                    ELECTRONIC MEASURING INSTRUMENTS (0.13%)
                    ----------------------------------------
           15,723   Techem AG - (Germany) *, **, (a)                                                              571,687
                                                                                                      ---------------------
                    EXTENDED SERVICE CONTRACTS (0.58%)
                    ----------------------------------
        4,739,514   Accord Cutomer Care Solutions Limited - (Singapore) *, **                                   2,482,409
                                                                                                      ---------------------
                    FINANCE - INVESTMENT BANKER/BROKER (1.06%)
                    ------------------------------------------
          281,312   Mediobanca SpA (Italy) **                                                                   4,554,065
                                                                                                      ---------------------
                    FINANCE - MORTGAGE LOAN/BANKER (0.20%)
                    --------------------------------------
          106,769   Paragon Group Companies Plc. (United Kingdom) **                                              869,140
                                                                                                      ---------------------
                    FINANCIAL (SERVICES) (2.64%)
                    ----------------------------
          253,412   Aktiv Kapital ASA (Norway) **                                                               5,648,439
          201,963   Man Group Plc (United Kingdom) **                                                           5,707,665
                                                                                                      ---------------------
                                                                                                               11,356,104
                                                                                                      ---------------------
                    FINANCIAL GUARANTEE INS (0.39%)
                    -------------------------------
           24,646   Euler Hermes S.A. (France) **                                                               1,698,453
                                                                                                      ---------------------
                    FOOD - CONFECTIONARY (1.60%)
                    ----------------------------
              270   Lindt & Spruengli AG - (Switzerland) **                                                     3,953,478
        5,839,400   Petra Foods Ltd (Singapore) *, **                                                           2,951,179
                                                                                                      ---------------------
                                                                                                                6,904,657
                                                                                                      ---------------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED (3.64%)
                    ----------------------------------------
           23,635   Chr Hansen Holding (Denmark) **                                                             2,777,006
          204,320   Iaws Group Plc (Ireland) *, **                                                              3,382,653
          263,950   Numico Nv Common (Netherlands) **, (a)                                                      9,518,273
                                                                                                      ---------------------
                                                                                                               15,677,932
                                                                                                      ---------------------
                    FOOD - RETAIL (0.97%)
                    ---------------------
           32,230   Groupe Bourbon (France) **                                                                  1,582,806
          656,452   Morrison WM Supermarkets (United Kingdom) **                                                2,608,868
                                                                                                      ---------------------
                                                                                                                4,191,674
                                                                                                      ---------------------
                    GAMBLING (NON-HOTEL) (1.77%)
                    ----------------------------
          134,493   Greek Organisation of Football Prognostics SA (Greece) **                                   3,722,003
          361,372   William Hill PLC - (United Kingdom) **                                                      3,913,023
                                                                                                      ---------------------
                                                                                                                7,635,026
                                                                                                      ---------------------
                    HOME FURNISHINGS (0.35%)
                    ------------------------
           68,575   Ekornes ASA - (Norway) **                                                                   1,494,539
                                                                                                      ---------------------



    The preceding notes are an integral part of these financial statements.
                                                                              15

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004


        SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    HOTELS & MOTELS (1.13%)
                    -----------------------
           53,385   Jurys Doyle Hotel Group PLC (Ireland) **                                          $           893,983
          161,902   Jurys Doyle Hotel Group PLC - (Ireland) **                                                  2,711,204
       17,264,100   Regal Hotels International Holdings Ltd (Hong Kong) **                                      1,243,827
                                                                                                      ---------------------
                                                                                                                4,849,014
                                                                                                      ---------------------
                    INTERNET BROKERS (0.44%)
                    ------------------------
           54,259   Matsui Securities Co., Ltd. (Japan) **                                                      1,890,355
                                                                                                      ---------------------
                    INTERNET CONTENT - ENTERTAINMENT (0.43%)
                    ----------------------------------------
           43,140   Shanda Interactive Entertainment, Ltd (Cayman Islands) *, **                                1,833,450
                                                                                                      ---------------------
                    INTERNET CONTENT - INFO/NETWORK (0.55%)
                    ---------------------------------------
           29,420   Ncsoft Corporation (Korea) **                                                               2,381,565
                                                                                                      ---------------------
                    INTERNET SECURITY (0.35%)
                    -------------------------
           27,570   Trend Micro, Inc. (Japan) **                                                                1,487,871
                                                                                                      ---------------------
                    INVESTMENT COMPANIES (0.62%)
                    ----------------------------
        1,197,515   IMMSI SpA (Italy) **                                                                        2,685,740
                                                                                                      ---------------------
                    LOTTERY SERVICES (1.34%)
                    ------------------------
          156,981   Lottomatica SpA - (Italy) **, (a)                                                           5,756,895
                                                                                                      ---------------------
                    MACHINE TOOLS & RELATED PRODUCTS (0.42%)
                    ----------------------------------------
           65,704   IWKA AG - (Germany) **                                                                      1,803,131
                                                                                                      ---------------------
                    MACHINERY - ELECTRICAL (0.98%)
                    ------------------------------
           54,091   Kone Oyj - (Finland) **                                                                     4,197,438
                                                                                                      ---------------------
                    MACHINERY - GENERAL INDUSTRY (0.87%)
                    ------------------------------------
          108,799   Stork N.V. (Netherlands) **                                                                 3,748,885
                                                                                                      ---------------------
                    MEDICAL PRODUCTS (0.42%)
                    ------------------------
           16,220   Synthes, Inc. - (Switzerland) *, **, (a)                                                    1,818,705
                                                                                                      ---------------------
                    MORTGAGE BANKS (0.69%)
                    ----------------------
           40,941   FHB Land Credit And Mortgage - (Hungary) **                                                 2,956,321
                                                                                                      ---------------------
                    MULTI-LINE INSURANCE (4.87%)
                    ----------------------------
          316,110   AXA (France) **, (a)                                                                        7,811,445
          743,963   Storebrand ASA - (Norway) **                                                                7,185,793
           75,523   Topdanmark A/S - (Denmark) **, (a)                                                          5,947,943
                                                                                                      ---------------------
                                                                                                               20,945,181
                                                                                                      ---------------------
                    OFFICE AUTOMATION & EQUIPMENT (1.49%)
                    -------------------------------------
           82,721   Neopost SA - (France) **, (a)                                                               6,431,482
                                                                                                      ---------------------
                    OIL - FIELD SERVICES (0.70%)
                    ----------------------------
          118,059   TGS Nopec Geophysical Co ASA (Norway) *, **                                                 3,021,331
                                                                                                      ---------------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION (1.51%)
                    ------------------------------------------------
           70,194   PetroKazakhstan, Inc. - (Canada) **, (a)                                                    2,608,804



    The preceding notes are an integral part of these financial statements.
                                                                              16

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004


        SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION (CONTINUED)
                    ----------------------------------------------------
        1,332,661   Tullow Oil PLC (United Kingdom) **                                                $         3,901,830
                                                                                                      ---------------------
                                                                                                                6,510,634
                                                                                                      ---------------------
                    OIL COMPANIES - INTEGRATED (3.19%)
                    ----------------------------------
          123,538   ENI SpA - (Italy) **, (a)                                                                   3,093,068
          297,104   Fortum Oyj - (Finland) **                                                                   5,500,281
           27,319   Norsk Hydro ASA - (Norway) **                                                               2,151,546
          191,097   Statoil ASA - (Norway) **                                                                   2,997,402
                                                                                                      ---------------------
                                                                                                               13,742,297
                                                                                                      ---------------------
                    PAPER & RELATED PRODUCTS (0.34%)
                    --------------------------------
          993,016   Carter Holt Harvey Ltd. - (New Zealand) **                                                  1,484,715
                                                                                                      ---------------------
                    PHOTO EQUIPMENT & SUPPLIES (0.92%)
                    ----------------------------------
          116,634   AGFA Gevaert NV - (Belgium) **, (a)                                                         3,957,027
                                                                                                      ---------------------
                    POWER CONVERSION/SUPPLY EQUIPMENT (0.44%)
                    -----------------------------------------
        1,956,628   Chloride Group PLC (United Kingdom) **                                                      1,878,266
                                                                                                      ---------------------
                    PUBLISHING - PERIODICALS (0.48%)
                    --------------------------------
          533,597   Findexa Ltd - (Norway) **                                                                   2,079,184
                                                                                                      ---------------------
                    REAL ESTATE OPERATIONS/DEVELOPMENT (4.22%)
                    ------------------------------------------
        2,950,000   Cathay Real Estate Development Co., Ltd (Taiwan) **                                         1,824,550
          193,581   Cheung Kong Holdings Ltd. - (Hong Kong) **                                                  1,930,157
          779,201   Henderson Land Development Co., Ltd. - (Hong Kong) **                                       4,050,037
        1,221,339   Hongkong Land Holdings Limited (Bermuda) **                                                 3,236,548
            7,557   Pierre & Vacances (France) **                                                                 867,458
        1,669,475   Sp Setia Bhd (Malaysia) **                                                                  1,897,929
          433,810   Sun Hung Kai Properties Ltd. - (Hong Kong) **, (a)                                          4,339,384
                                                                                                      ---------------------
                                                                                                               18,146,063
                                                                                                      ---------------------
                    REGIONAL BANK (0.26%)
                    ---------------------
            6,229   Banque Cantonale Vaudoise (Switzerland) **                                                  1,120,245
                                                                                                      ---------------------
                    REITS - SHOPPING CENTERS (0.38%)
                    --------------------------------
        2,000,147   Fortune Real Estate Investment Trust - (Hong Kong) **                                       1,621,177
                                                                                                      ---------------------
                    RETAIL - APPAREL/SHOE (0.94%)
                    -----------------------------
          116,625   Hennes & Mauritz AB - (Sweden) **                                                           4,062,763
                                                                                                      ---------------------
                    RETAIL - BUILDING PRODUCTS (0.76%)
                    ----------------------------------
          114,982   Grafton Group Plc (Ireland) **                                                              1,250,314
          186,434   Grafton Group PLC - (Ireland) **                                                            2,014,612
                                                                                                      ---------------------
                                                                                                                3,264,926
                                                                                                      ---------------------
                    RETAIL - CONSUMER ELECTRONICS (0.91%)
                    -------------------------------------
          131,758   Germanos SA - (Greece) **                                                                   3,904,206
                                                                                                      ---------------------
                    RETAIL AUTO PARTS INDUSTRY (0.77%)
                    ----------------------------------
          555,223   Halfords Group PLC - (United Kingdom) **                                                    3,304,517
                                                                                                      ---------------------



    The preceding notes are an integral part of these financial statements.
                                                                              17

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004


        SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    RUBBER - TIRES (0.59%)
                    ----------------------
           16,609   Nokian Renkaat Oyj - (Finland) **                                                 $         2,523,972
                                                                                                      ---------------------
                    SECURITY SERVICES (0.45%)
                    -------------------------
          718,638   Group 4 Securicor PLC (United Kingdom) *, **                                                1,931,599
                                                                                                      ---------------------
                    STEEL (0.21%)
                    -------------
        1,613,359   Midland Realty (Holdings) Limited (Hong Kong) **                                              913,297
                                                                                                      ---------------------
                    TELECOMMUNICATIONS EQUIPMENT (1.54%)
                    ------------------------------------
          426,032   Alcatel SA - (France) **, (a)                                                               6,630,510
                                                                                                      ---------------------
                    TELECOMMUNICATIONS SERVICES (1.16%)
                    -----------------------------------
          143,280   Cesky Telecom AS - GDR (Czech Republic) **                                                  2,369,851
          287,455   Telenor ASA - (Norway) **                                                                   2,610,358
                                                                                                      ---------------------
                                                                                                                4,980,209
                                                                                                      ---------------------
                    TELEPHONE - INTEGRATED (2.45%)
                    ------------------------------
          201,221   Deutsche Telekom AG - (Germany) **, (a)                                                     4,553,934
          180,852   France Telecom SA (France) **                                                               5,988,249
                                                                                                      ---------------------
                                                                                                               10,542,183
                                                                                                      ---------------------
                    TELEVISION (1.16%)
                    ------------------
          124,296   SBS Broadcasting SA - ADR (Luxemburg) *                                                     5,002,914
                                                                                                      ---------------------
                    TRANSPORTATION - MARINE (1.25%)
                    -------------------------------
          342,973   Irish Continental Group Plc (Ireland) **                                                    5,384,448
                                                                                                      ---------------------
                    TRAVEL SERVICES (0.44%)
                    -----------------------
            4,271   Kuoni Reisen Holding AG (Switzerland) **                                                    1,878,023
                                                                                                      ---------------------
                    WATER (0.50%)
                    -------------
          635,225   Northumbrian Water Group PLC (United Kingdom) **                                            2,152,540
                                                                                                      ---------------------
                    TOTAL COMMON STOCK (Cost $353,847,640)                                                    410,589,751
                                                                                                      ---------------------
                    INVESTMENTS IN SECURITIES (Cost $353,847,640)                                             410,589,751
                                                                                                      ---------------------


                    SECURITIES SOLD, NOT YET PURCHASED ((9.35)%)
                    --------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((9.35)%)
                    ----------------------------------------------
                    ADVERTISING SALES ((0.53)%)
                    ---------------------------
          (86,639)  SR Teleperformance - (France) **                                                           (2,284,622)
                                                                                                      ---------------------
                    AEROSPACE/DEFENSE - EQUIPMENT ((0.43)%)
                    ---------------------------------------
          (63,470)  European Aeronautic Defence and Space Co. - (Netherlands) **                      $        (1,845,349)
                                                                                                      ---------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT ((0.40)%)
                    --------------------------------------------
          (35,988)  Autoliv Inc Swed Dep Receipt (Sweden) **                                                   (1,722,121)
                                                                                                      ---------------------



    The preceding notes are an integral part of these financial statements.
                                                                              18

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004


        SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    BREWERY ((0.43)%)
                    -----------------
          (55,051)  Heineken NV (Netherlands) **                                                               (1,835,532)
                                                                                                      ---------------------
                    COMMERCIAL SERVICES ((0.10)%)
                    -----------------------------
          (10,686)  Icon PLC (Ireland) *, **                                                                     (410,236)
                                                                                                      ---------------------
                    CONTAINERS - PAPER/PLASTIC ((0.44)%)
                    ------------------------------------
         (116,124)  Huhtamaki Group - (Finland) **                                                             (1,873,579)
                                                                                                      ---------------------
                    COSMETICS & TOILETRIES ((0.75)%)
                    --------------------------------
          (10,361)  Beiersdorf AG - (Germany) **                                                               (1,205,521)
          (86,378)  Oriflame Cosmetics SA - (Luxembourg) *, **                                                 (2,001,717)
                                                                                                      ---------------------
                                                                                                               (3,207,238)
                                                                                                      ---------------------
                    DISTRIBUTION/WHOLESALE ((0.19)%)
                    --------------------------------
          (38,187)  Medion AG - (Germany) **                                                                     (807,133)
                                                                                                      ---------------------
                    ELECTRONIC PARTS DISTRIBUTORS ((0.18)%)
                    ---------------------------------------
         (142,465)  Electrocomponents PLC (United Kingdom) **                                                    (778,844)
                                                                                                      ---------------------
                    ENERGY - ALTERNATIVE SOURCES ((0.52)%)
                    --------------------------------------
         (160,234)  Gamesa Corp Tecnologica SA (Spain) **                                                      (2,243,320)
                                                                                                      ---------------------
                    FINANCE - INVESTMENT BANKER/BROKER ((0.09)%)
                    --------------------------------------------
          (52,331)  Van der Moolen Holding NV - (Netherlands) **                                                 (404,023)
                                                                                                      ---------------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED ((1.20)%)
                    ------------------------------------------
         (110,875)  Greencore Group PLC (Ireland) **                                                             (455,135)
           (9,660)  Nestle SA - (Switzerland) **                                                               (2,527,350)
          (32,795)  Unilever NV - (Netherlands) **                                                             (2,198,963)
                                                                                                      ---------------------
                                                                                                               (5,181,448)
                                                                                                      ---------------------
                    FOOD - RETAIL ((1.19)%)
                    -----------------------
          (28,801)  Carrefour SA - (France) **                                                                 (1,371,737)
          (32,033)  Casino Guichard Perrachon (France) **                                                      (2,560,202)
         (233,316)  J Sainsbury PLC (United Kingdom) *, **                                                     (1,211,688)
                                                                                                      ---------------------
                                                                                                               (5,143,627)
                                                                                                      ---------------------
                    MEDICAL - DRUGS ((1.27)%)
                    -------------------------
          (27,898)  Altana AG - (Germany) **                                                                   (1,763,675)
          (64,476)  Astrazeneca PLC (United Kingdom) **                                                        (2,338,347)
          (59,006)  Glaxosmithkline PLC (United Kingdom) **                                                    (1,384,351)
                                                                                                      ---------------------
                                                                                                               (5,486,373)
                                                                                                      ---------------------
                    MULTI-LINE INSURANCE ((0.51)%)
                    ------------------------------
          (13,223)  Zurich Financial Services AG - (Switzerland) **                                            (2,204,802)
                                                                                                      ---------------------
                    OFFICE AUTOMATION & EQUIPMENT ((0.20)%)
                    ---------------------------------------
          (56,746)  Oce NV - (Netherlands) **                                                         $          (868,506)
                                                                                                      ---------------------
                    PAPER & RELATED PRODUCTS ((0.47)%)
                    ----------------------------------
         (170,390)  Ds Smith PLC (United Kingdom) **                                                             (509,508)



    The preceding notes are an integral part of these financial statements.
                                                                              19

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004


        SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
          (80,941)  Smurfit-Stone Container Corp.*                                                             (1,511,978)
                                                                                                      ---------------------
                                                                                                               (2,021,486)
                                                                                                      ---------------------
                    POWER CONVERSION/SUPPLY EQUIPMENT ((0.30)%)
                    -------------------------------------------
         (104,716)  Vestas Wind Systems A/S - (Denmark) **                                                     (1,301,165)
                                                                                                      ---------------------
                    RENTAL AUTO/EQUIPMENT ((0.15)%)
                    -------------------------------
         (610,942)  Avis Europe PLC (United Kingdom) **                                                          (630,460)
                                                                                                      ---------------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(36,894,652))                           (40,249,864)
                                                                                                      ---------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(36,894,652))                               (40,249,864)
                                                                                                      ---------------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 86.03%                     370,339,887
                                                                                                      ---------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 13.97%                                                 60,121,703
                                                                                                      ---------------------
         TOTAL NET ASSETS -- 100.00%                                                                  $       430,461,590
                                                                                                      ---------------------

*   Non-income producing security
**  Foreign security
(a) Partially or wholly held ($49,057,425 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

                                                    DECEMBER 31, 2004
INVESTMENT IN SECURITIES - BY COUNTRY           PERCENTAGE OF NET ASSETS (%)
-------------------------------------           ----------------------------
Ireland                                                   10.95
France                                                    10.12
United Kingdom                                             9.06
Norway                                                     6.32
Greece                                                     5.98
Italy                                                      5.59
Hong Kong                                                  5.18
Netherlands                                                4.87
Germany                                                    4.82
Finland                                                    3.08
Switzerland                                                2.86
Denmark                                                    2.43
Austria                                                    2.00
Czech Republic                                             1.52
Japan                                                      1.39
Mexico                                                     1.37
Singapore                                                  1.26
Malaysia                                                   1.02
Belgium                                                    0.92
Bermuda                                                    0.75
Hungary                                                    0.69
Luxembourg                                                 0.70
Canada                                                     0.61
South Korea                                                0.55
Sweden                                                     0.54
Thailand                                                   0.46
Cayman Islands                                             0.43
Taiwan                                                     0.42
New Zealand                                                0.34
Spain                                                      0.15
United States of America                                  (0.35)

    The preceding notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Service Inc.'s, Alternative Investment Group at 800-580-2359.

---------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX       OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      OVERSEEN         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY           HELD BY DIRECTOR
POSITION(S) WITH FUND            TIME SERVED 1         DURING PAST 5 YEARS          DIRECTOR 2    OUTSIDE FUND COMPANY
---------------------------------------------------------------------------------------------------------------------------
                                             DISINTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (62)                Term -       Dean and Professor of Mgmt of         48             Director of:
UBS Financial Services Inc.       Indefinite     Graduate School of Business,                       Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                              Federated Department
New York, NY 10019                Inception                                                          Stores, Inc.,
Director                                                                                          Revlon, Inc., Select
                                                                                                   Medical, Inc. and
                                                                                                      SAPPI, Ltd.
---------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (75)               Term -       Law partner for Dunnington,           14                 None
UBS Financial Services Inc.       Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
---------------------------------------------------------------------------------------------------------------------------
Stephen H. Penman,  (58)            Term -       Professor of Financial                14                 None
UBS Financial Services Inc.       Indefinite     Accounting of Graduate School
1285 Avenue of the Americas      Length-since    of Business, Columbia University
New York, NY 10019                 July 2004
Director
---------------------------------------------------------------------------------------------------------------------------
                                         OFFICER(S) WHO ARE NOT DIRECTORS
---------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (37)           Term-Indefinite   Senior Vice President / CFO of        N/A                N/A
UBS Financial Services Inc.     Length- since    UBS Financial Services Inc.
1285 Avenue of the Americas       July 2002      Alternative Investment Group,
New York, NY 10019                               since July 2002.
Principal Accounting Officer                     Prior to July 2002, Partner
and Secretary                                    Arthur Andersen LLP
---------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 48 funds/portfolios in the complex, 34 are advised by an affiliate of UBS Financial Services, Inc., and 14 comprise UBS Financial Services Inc.'s, Alternative Investment Group of Funds.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the Alternative Investment Group at 800-580-2329.


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------
     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $53,000 for 2003 and $61,000 for 2004. Such audit fees include fees associated with the annual audits and fees for providing a report in connection with the registrant's report on Form N-SAR.

Audit-Related Fees
------------------
     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,500 for 2003 and $4,500 for 2004. Audit-related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

Tax Fees
--------
     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $53,500 for 2003 and $77,000 for 2004. Tax fees include fees for tax compliance services and assisting management in the preparation of tax estimates.

All Other Fees
--------------
     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, are $3,000 for 2003 and $6,000 for 2004. Fees for all other services include fees for administrative services associated with preparing the K-1's for mailing. There were no fees billed in the last two fiscal years for services rendered by the principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant ("Service Affiliates") which were required to be pre-approved by the audit committee.

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to Service Affiliates for each of the last two fiscal years of the registrant was $1.2 million for 2003 and $1.5 million for 2004.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

I. TYPES OF ACCOUNTS TO WHICH REACHCAPITAL MANAGEMENT LLC VOTES PROXIES

     ReachCapital Management, LLC ("REACH") votes proxies for each fund for which we act as adviser with the power to vote proxies.

II. GENERAL GUIDELINES

     In voting proxies, REACH is guided by general fiduciary principles. REACH's goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages, and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. REACH attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

III. HOW REACH VOTES

     Generally, REACH divides proxies into routine matters and non-recurring or extraordinary matters. It is REACH's general policy, absent a particular reason to the contrary, to vote with management's recommendations on routine matters. For non-recurring extraordinary matters, REACH votes on a case-by-case basis, generally following the suggestions for such matters detailed below. If there is a non-recurring extraordinary matter for which there is no suggestion detailed below, REACH votes on a case-by-case basis in accordance with the General Guidelines set forth above in Section II. REACH divides issues into eleven categories listed below in Section V.

IV. CONFLICTS OF INTEREST

     In furtherance of REACH's goal to vote proxies in the best interests of clients, REACH follows procedures designed to identify and address material conflicts that may arise between REACH's interests and those of its clients before voting proxies on behalf of such clients.

(1) Procedures for Identifying Conflicts of Interest.

       REACH relies on the following to seek to identify conflicts of interest with respect to proxy voting:

       REACH employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of REACH with respect to voting proxies on behalf of client accounts both as a result of an employee's personal relationships and due to special circumstances that may arise during the conduct of REACH's business, and (ii) to bring conflicts of interest of which they become aware to the attention of REACH's Chief Financial Officer.

(2) Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

       A. All conflicts of interest identified pursuant to the procedures outlined in Section IV.(1) above must be brought to the attention of REACH's Chief Financial Officer for resolution.

       B. REACH's Chief Financial Officer will work with appropriate REACH personnel to determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence REACH's decision-making in voting the proxy. If it is determined that a conflict of interest is not material, REACH may vote proxies notwithstanding the existence of the conflict.

       C. If it is determined that a conflict of interest is material, REACH's Chief Financial Officer will work with appropriate REACH personnel to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:

            o disclosing the conflict to clients and obtaining their consent before voting;

            o suggesting to clients that they engage another party to vote the proxy on their behalf;

            o engage a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

            o such other method as is deemed appropriate under the circumstances given the nature of the conflict.

       REACH's Chief Financial Officer shall maintain a written record of the method used to resolve a material conflict of interest.

V. VOTING POLICY

     These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account where shares are being voted.

(1) Election of Directors

   A. Voting on Director Nominees in Uncontested Elections.

     We vote for director nominees.

   B. Chairman and CEO is the Same Person.

     We vote against shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

   C.  Majority of Independent Directors

     1. We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. In determining whether an independent director is truly independent (E.G., when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following:

       (i) whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; (ii) whether the director has any transactional relationship with the company; (iii) whether the director is a significant customer or supplier of the company; (iv) whether the director is employed by a foundation or university that received grants or endowments from the company or its affiliates; and (v) whether there are interlocking directorships.

     2. We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

   D.  Stock Ownership Requirements

     We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

   E.  Term of Office

     We vote against shareholder proposals to limit the tenure of independent directors.

   F. Director and Officer Indemnification and Liability Protection

     1. Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.

     2. We vote for proposals to limit, and against proposals to eliminate entirely, director and officer liability for monetary damages for violating the duty of care.

     3. We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

     4. We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, AND (ii) only the director's legal expenses would be covered.

   G.  Charitable Contributions

     We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

   H.  Mandatory Retirement Ages

     We vote on a case-by-case basis for proposals to set mandatory retirement ages prior to age 80 for directors. We vote for proposals to set a mandatory retirement age of 80 for directors.

(2) Proxy Contests

   A.  Voting for Director Nominees in Contested Elections

     We vote on a case-by-case basis in contested elections of directors.

   B.  Reimburse Proxy Solicitation Expenses

     We vote on a case-by-case basis against proposals to provide full reimbursement for dissidents waging a proxy contest.

(3) Auditors

   A.  Ratifying Auditors

       We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit and audit-related services and such other non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.

(4) Proxy Contest Defenses

   A. Board Structure: Staggered vs. Annual Elections

     1. We vote against proposals to classify the board.

     2. We vote for proposals to repeal classified boards and to elect all directors annually.

   B.  Shareholder Ability to Remove Directors

     1. We vote against proposals that provide that directors may be removed ONLY for cause.

     2. We vote for proposals to restore shareholder ability to remove directors with or without cause.

     3. We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     4. We vote for proposals that permit shareholders to elect directors to fill board vacancies.

   C.  Cumulative Voting

     1. We vote against proposals to eliminate cumulative voting.

     2. We vote for proposals to permit cumulative voting if there is an indication of a gap in the company's corporate governance.

   D.  Shareholder Ability to Call Special Meetings

     1. We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

     2. We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

   E.  Shareholder Ability to Act by Written Consent

     1. We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

     2. We vote for proposals to allow or make easier shareholder action by written consent.

   F. Shareholder Ability to Alter the Size of the Board

     1. We vote for proposals that seek to fix the size of the board.

     2. We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

(5) Tender Offer Defenses

   A.  Poison Pills

       1. We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

       2. We vote on a case-by-case basis for shareholder proposals to redeem a company's poison pill.

       3. We vote on a case-by-case basis management proposals to ratify a poison pill.

   B.  Fair Price Provisions

       1. We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

       2. We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

   C.  Greenmail

       1. We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

       2. We vote on a case-by-case basis for anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

   D.  Unequal Voting Rights

       1. We vote against dual class exchange offers.

       2. We vote against dual class re-capitalization.

   E. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

       1. We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

       2. We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

   F. Supermajority Shareholder Vote Requirement to Approve Mergers

       1. We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

       2. We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

   G.  White Squire Placements

       We vote for shareholder proposals to require approval of blank check preferred stock issues.

(6) Miscellaneous Governance Provisions

   A.  Confidential Voting

       1. We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election.

       2. We vote for management proposals to adopt confidential voting.

   B.  Equal Access

       We vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

   C.  Bundled Proposals

       We vote on a case-by-case basis for bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

   D.  Shareholder Advisory Committees

       We vote on a case-by-case basis for proposals to establish a shareholder advisory committee.

(7) Capital Structure

   A.  Common Stock Authorization

       1. We vote on a case-by-case basis for proposals to increase the number of shares of common stock authorized for issue, except as described below.

       2. We vote for the approval requesting increases in authorized shares if the company meets certain criteria:

               a) Company has already issued a certain percentage (I.E., greater than 50%) of the company's allotment.

               b) The proposed increase is reasonable (I.E., less than 150% of current inventory) based on an analysis of the company's historical stock management or future growth outlook of the company.

   B.  Stock Distributions: Splits and Dividends

       We vote on a case-by-case basis for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

   C.  Reverse Stock Splits

       We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

   D.  Blank Check Preferred Stock Authorization

       We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

   E.  Shareholder Proposals Regarding Blank Check Preferred Stock

       We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

   F.  Adjust Par Value of Common Stock

       We vote for management proposals to reduce the par value of common stock.

   G.  Pre-emptive Rights

       1. We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:

               a) size of the company.

               b) characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).

               c) percentage of the rights offering (rule of thumb less than 5%).

       2. We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

   H.  Debt Restructuring

       We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

   I.  Share Repurchase Programs

       We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

(8) Executive and Director Compensation

       In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

   A. Shareholder Proposals to Limit Executive and Director Pay

       1. We vote on a case-by-case basis for all shareholder proposals that seek additional disclosure of executive and director pay information.

       2. We vote on a case-by-case basis for all other shareholder proposals that seek to limit executive and director pay. We have a policy of voting to limit the level of options and other equity-based compensation arrangements available to management to limit shareholder dilution and management overcompensation. We would vote against any proposals or amendments that would cause the available awards to exceed a threshold of 10% of outstanding fully diluted shares, I.E., if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans exceeds 10% of fully diluted shares. We also review the annual award as a percentage of fully diluted shares outstanding.

   B.  Golden Parachutes

       1. We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

       2. We vote on a case-by-case basis all proposals to ratify or cancel golden parachutes.

   C. Employee Stock Ownership Plans (ESOPs)

       We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

(9)  Country of Incorporation

     Voting on Re-incorporation Proposals

       We vote on a case-by-case basis for proposals to change a company's country of incorporation.

(10) Mergers and Corporate Restructuring

   A.  Mergers and Acquisitions

       We vote on a case-by-case basis for mergers and acquisitions.

   B.  Corporate Restructuring

       We vote on a case-by-case basis for corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales.

   C.  Spin-offs

       We vote on a case-by-case basis for spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

   D.  Asset Sales

       We vote on a case-by-case basis for asset sales.

   E.  Liquidations

       We vote on a case-by-case basis for liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

   F.  Appraisal Rights

       We vote for proposals to restore, or provide shareholders with, rights of appraisal.

   G.  Changing Corporate Name

       We vote on a case-by-case basis for changing the corporate name.

(11) Social and Environmental Issues

       In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders' social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

         1. whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

         2. the percentage of sales, assets and earnings affected;

         3. the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

         4. whether the issues presented should be dealt with through government or company-specific action;

         5. whether the company has already responded in some appropriate manner to the request embodied in a proposal;

         6. whether the company's analysis and voting recommendation to shareholders is persuasive;

         7. what other companies have done in response to the issue;

         8. whether the proposal itself is well framed and reasonable;

         9. whether implementation of the proposal would achieve the objectives sought in the proposal; and

         10. whether the subject of the proposal is best left to the discretion of the board.

The voting policy guidelines set forth in this Section V may be changed from time to time by REACH in its sole discretion.

VI. RECORD KEEPING AND OVERSIGHT

   REACH shall maintain the following records relating to proxy voting:

     o a copy of these policies and procedures;

     o a copy of each proxy form (as voted);

     o a copy of each proxy solicitation (including proxy statements) and related materials with regard to each;

     o documentation relating to the identification and resolution of conflicts of interest;

     o any documents created by REACH that were material to a proxy voting decision or that memorialized the basis for that decision; and

     Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in REACH's office.

     In addition, with respect to proxy voting records any fund registered under the Investment Company Act of 1940, REACH shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

     In lieu of keeping copies of proxy statements, REACH may rely on proxy statements filed through the ADP ProxyEdge Lite software application available via the internet.


These Proxy Voting Policies and Procedures will be reviewed on an annual basis.

The registrant has delegated voting of proxies in respect of portfolio holdings to UBS Tamarack Management, L.L.C., the registrant's investment adviser (the "Adviser"), and proxy voting decisions for the Adviser's clients are made by officers, members or employees of Reach Capital Management, L.L.C. ("Reach Capital"), a member of the Adviser. These individuals are not associated with UBS Fund Advisor, L.L.C., the managing member of the Adviser. Reach Capital has adopted its own proxy voting policies and procedures that govern its proxy voting activities.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)            UBS Tamarack International Fund L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer

Date              February 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer

Date              February 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date              February 28, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.